12. SEGMENT REPORTING (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Air Industries Machining
Net Sales	$ 9,587,000	$ 10,325,000	$ 33,314,000	$ 31,063,000
Gross Profit	1,788,000	2,015,000	6,227,000	5,649,000
Pre Tax Income	996,000	889,000	3,291,000	2,588,000
Assets	23,946,000	28,677,000	23,946,000	28,677,000
Nassau Tool Works
Net Sales	3,080,000	0	3,592,000	0
Gross Profit	1,196,000	0	1,394,000	0
Pre Tax Income	499,000	0	655,000	0
Assets	13,863,000	0	13,863,000	0
Welding Metallurgy
Net Sales	2,891,000	2,930,000	9,929,000	7,915,000
Gross Profit	850,000	820,000	2,919,000	2,217,000
Pre Tax Income	140,000	430,000	994,000	1,022,000
Assets	8,986,000	8,491,000	8,986,000	8,491,000
Corporate
Net Sales	0	0	0	0
Gross Profit	0	0	0	0
Pre Tax Loss	(634,000)	(586,000)	(2,149,000)	(1,991,000)
Assets	15,478,000	8,840,000	15,478,000	8,840,000
Consolidated
Net Sales	15,558,000	13,255,000	46,835,000	38,978,000	53,745,000	48,601,000
Gross Profit	3,834,000	2,835,000	10,540,000	7,866,000	10,928,000	7,467,000
Pre Tax Income	1,001,000	733,000	2,791,000	1,619,000	2,304,000	(3,251,000)
Provision for Taxes	387,000	31,000	1,036,000	57,000	57,000	0
Net Income	614,000	702,000	1,755,000	1,562,000	2,247,000	(4,345,000)
Elimination of Assets	(12,082,000)	(8,326,000)	(12,082,000)	(8,326,000)
Assets	$ 50,191,000	$ 37,682,000	$ 50,191,000	$ 37,682,000